Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Includes the bonus generated by the partial OCEANE buyback	€ 0	€ 35,578